Other provisions, contingent liabilities and contingent assets (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure Commitments Contingencies and Guarantees [Abstract]
Schedule Of Commitments
The following table lists the assets and portfolio of assets that the Company, together with institutional partners have agreed to acquire which are subject to customary closing conditions as at June 30, 2023:

Region	Technology	Capacity	Consideration	The Company’s Economic Interest	Expected Close
Brazil	Wind	60 MW portfolio	R$112 million ($20 million)	25%	Q3 2023